Non-controlling interest (Schedule of Non-controlling Interest Changes) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Non-controlling interest [Abstract]
Balance at beginning of year	$ (108,572)	$ (105,186)
Share of profits and losses for the year	(206,417)	(145)	$ 1,458,377
Share of translation effects of foreign subsidiaries	(8,380)	(3,241)
Balance at the end of the year	$ (323,369)	$ (108,572)	$ (105,186)